SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2018	2019
	RMB	RMB
Aggregate cost basis	120,000,000	308,150,000
Gross unrealized holding gain	241,425	2,289,321
Aggregate fair value	120,241,425	310,439,321